Intangible Assets and Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill

7.      Intangible Assets and Goodwill

Intangible Assets

Intangible assets are stated at cost or acquisition-date fair value less accumulated amortization and consists of the following:

	Weighted Average Remaining Useful Life (in Years)	September 30, 2023
		Gross Carrying Amount (a)	Accumulated Amortization	Intangible Asset, net
Customer relationships	3.3	$3,014	$(1,822)	$1,192
Outsource contract costs	0.8	404	(400)	4
Total intangibles, net		$3,418	$(2,222)	$1,196
	Weighted Average Remaining Useful Life (in Years)	December 31, 2022
		Gross Carrying Amount (a)	Accumulated Amortization	Intangible Asset, net
Customer relationships	5.0	$3,049	$(1,564)	$1,485
Outsource contract costs	1.5	449	(405)	44
Total intangibles, net		$3,498	$(1,969)	$1,529

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(a)      Amounts include intangibles acquired in business combinations and asset acquisitions

Aggregate amortization expense related to intangibles was $0.1 million, and $0.1 million for the three months ended September 30, 2023 and 2022, respectively, and $0.3 million, and $0.5 million for the nine months ended September 30, 2023 and 2022, respectively.

Goodwill

The Company’s operating segments are significant strategic business units that align its products and services with how it manages its business, approach the markets and interacts with customers. The Company is organized into two segments: Bills and Payments and Technology (See Note 17).

Goodwill by reporting segment consists of the following:

(dollars in thousands)	Balances as at January 1, 2023	Additions	Disposals	Impairments	Currency Translation Adjustments	Balances as at September 30, 2023
Bills and Payments	$9,689	$—	$—	$—	$(98)	$9,592
Technology	12,373	—	—	—	(124)	12,249
Total	$22,062	$—	$—	$—	$(222)	$21,841
(dollars in thousands)	Balances as at January 1, 2022	Additions	Disposals	Impairments	Currency Translation Adjustments	Balances as at December 31, 2022
Bills and Payments	$10,447	$—	$—	$—	$(758)	$9,689
Technology	13,505	—	—	—	(1,132)	12,373
Total	$23,952	$—	$—	$—	$(1,890)	$22,062

The Company tests for goodwill impairment at the reporting unit level on October 1 of each year and between annual tests if a triggering event indicates the possibility of an impairment. XBP monitors changing business conditions as well as industry and economic factors, among others, for events which could trigger the need for an interim impairment analysis.

8. Intangible Assets and Goodwill

Intangibles

Intangible assets are stated at cost or acquisition-date fair value less amortization and impairment and consist of the following:

(dollars in thousands)	Weighted Average Remaining Useful Life (in Years)	December 31, 2022
		Gross Carrying Amount(a)	Accumulated Amortization	Intangible Asset, net
Customer relationships	5	$3,049	$(1,564)	$1,485
Outsource contract costs	1.5	449	(405)	44
Internally developed software	0.9	2,485	(2,485)	—
Developed technology	—	4,759	(4,759)	—
Total intangibles, net		$10,742	$(9,213)	$1,529
(dollars in thousands)	Weighted Average Remaining Useful Life (in Years)	December 31, 2021
		Gross Carrying Amount(a)	Accumulated Amortization	Intangible Asset, net
Customer relationships	5	$3,232	$(1,263)	$1,969
Outsource contract costs	2.1	489	(429)	60
Internally developed software	0.9	2,777	(2,518)	259
Developed technology	—	4,759	(4,759)	—
Total intangibles, net		$11,257	$(8,969)	$2,288

____________

(a)      Amounts include intangibles acquired in business combinations and asset acquisitions

In connection with the completion of the annual impairment tests as of October 1, 2022 and 2021, the Business recorded no impairment charge to goodwill.

Aggregate amortization expense related to intangibles was $0.6 million, $1.0 million, and $1.7 million for the years ended December 31, 2022, 2021, and 2020, respectively.

Estimated intangibles amortization expense for the four years consists of the following:

(dollars in thousands)	Estimated Amortization Expenses
2023	$414
2024	375
2025	372
2026	368
$1,529

Goodwill

Goodwill by reporting segment consists of the following:

(dollars in thousands)	Balances as of January 1, 2022	Additions	Disposals	Impairments	Currency Translation Adjustments	Balances as at December 31, 2022
Bills and Payments	$10,447	$—	$—	$—	$(758)	$9,689
Technology	13,505	—	—	—	(1,132)	12,373
Total	$23,952	$—	$—	$—	(1,890)	$22,062
(dollars in thousands)	Balances as of January 1, 2021	Additions	Disposals	Impairments	Currency Translation Adjustments	Balances as at December 31, 2021
Bills and Payments	$11,419	$—	$(253)	$—	$(719)	$10,447
Technology	14,341	—	—	—	(836)	13,505
Total	$25,760	$—	$(253)	$—	(1,555)	$23,952